Recent Accounting Pronouncements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
ASU 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayment of Subordinated Debt	$ 98